Leases - Schedule of Lease Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating lease expenses	$ 45	$ 29
Short-term lease expenses	88	60
Total lease expenses	$ 133	$ 89